Note 6 Guarantees Received (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 237,161	€ 217,690
Value of collateral [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	164,157	151,746
Value of collateral [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	12,254	11,626
Value of collateral [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	2,996	3,081
Value of other guarantees [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	73,004	65,944
Value of other guarantees [Member] | Of which guarantees normal risks under special monitoring [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	4,370	3,999
Value of other guarantees [Member] | Of which guarantees non performing risks [Member]
Guarantees received [Line Items]
Impaired financial assets at amortised cost	€ 942	€ 907